First Investors Life Insurance Company

110 Wall Street
New York, NY 10005

May 4, 2009

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:

First Investors Life Level Premium Variable Life Insurance (Separate Account B)
(the “Registrant”) – Post-Effective Amendment No. 1 to the Registration
Statement on Form N-6 (File Nos. 333-149362 and 811-04328)

Ladies and Gentlemen:

On behalf of the Registrant, I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), that:

(1)

The form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Registrant’s above-referenced Registration Statement on Form N-6, the most recent Post-Effective Amendment filed with the Securities and Exchange Commission (the “SEC”); and

(2)	The text of Post-Effective Amendment No. 1 was filed electronically with the SEC.

Should you have any questions regarding this letter, please do not hesitate to call me at (212) 858-8265.

Very truly yours,
/s/Joanne McIntosh Joanne McIntosh Senior Counsel